Fair Value of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure	$ 18,348	$ 16,697
Financial assets: Loans receivable, net, Fair Value Disclosure	840,134	756,092
Financial assets: Mortgage servicing rights, Fair Value Disclosure	220	223
Financial assets: Regulatory stock, Fair Value Disclosure	3,926	3,505
Financial assets: Bank owned life insurance, Fair Value Disclosure	37,932	37,060
Financial assets: Accrued interest receivable, Fair Value Disclosure	3,776	3,716
Financial liabilities: Deposits, Fair Value Disclosure	945,773	929,709
Financial liabilities: Short-term borrowings, Fair Value Disclosure	53,046	42,530
Financial liabilities: Other borrowings, Fair Value Disclosure	52,043	35,514
Financial liabilities: Accrued interest payable, Fair Value Disclosure	1,806	1,434
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure
Financial assets: Cash and cash equivalents	18,348	16,697	$ 17,174
Financial assets: Loans receivable, net	841,730	756,458
Financial assets: Mortgage servicing rights	178	200
Financial assets: Regulatory stock	3,926	3,505
Financial assets: Bank owned life insurance	37,932	37,060
Financial assets: Accrued interest receivable	3,776	3,716
Financial liabilities: Deposits	946,780	929,384
Financial liabilities: Short-term borrowings	53,046	42,530
Financial liabilities: Other borrowings	52,284	35,945
Financial liabilities: Accrued interest payable	1,806	1,434
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure	18,348	16,697
Financial assets: Loans receivable, net, Fair Value Disclosure
Financial assets: Mortgage servicing rights, Fair Value Disclosure
Financial assets: Regulatory stock, Fair Value Disclosure	3,926	3,505
Financial assets: Bank owned life insurance, Fair Value Disclosure	37,932	37,060
Financial assets: Accrued interest receivable, Fair Value Disclosure	3,776	3,716
Financial liabilities: Deposits, Fair Value Disclosure	601,604	609,090
Financial liabilities: Short-term borrowings, Fair Value Disclosure	53,046	42,530
Financial liabilities: Other borrowings, Fair Value Disclosure
Financial liabilities: Accrued interest payable, Fair Value Disclosure	1,806	1,434
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure
Financial assets: Loans receivable, net, Fair Value Disclosure
Financial assets: Mortgage servicing rights, Fair Value Disclosure
Financial assets: Regulatory stock, Fair Value Disclosure
Financial assets: Bank owned life insurance, Fair Value Disclosure
Financial assets: Accrued interest receivable, Fair Value Disclosure
Financial liabilities: Deposits, Fair Value Disclosure
Financial liabilities: Short-term borrowings, Fair Value Disclosure
Financial liabilities: Other borrowings, Fair Value Disclosure
Financial liabilities: Accrued interest payable, Fair Value Disclosure
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure
Financial assets: Loans receivable, net, Fair Value Disclosure	840,134	756,092
Financial assets: Mortgage servicing rights, Fair Value Disclosure	220	223
Financial assets: Regulatory stock, Fair Value Disclosure
Financial assets: Bank owned life insurance, Fair Value Disclosure
Financial assets: Accrued interest receivable, Fair Value Disclosure
Financial liabilities: Deposits, Fair Value Disclosure	344,169	320,619
Financial liabilities: Short-term borrowings, Fair Value Disclosure
Financial liabilities: Other borrowings, Fair Value Disclosure	52,043	35,514
Financial liabilities: Accrued interest payable, Fair Value Disclosure
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure